UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            March 31, 2009
                                                     ---------------------------

Check here if Amendment [ ];    Amendment Number:_______

This Amendment (Check only one.):  [ ]   is a restatement.
                                   [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Riverside Advisors, LLC
                  --------------------------------------------------------------
Address:               3280 Peachtree Road, NE  Suite 2670
                  --------------------------------------------------------------
                       Atlanta, Georgia  30305
                  --------------------------------------------------------------

Form 13F File Number:      28-10856
                        --------------

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      Name:                  Brian Simmons
                           -----------------------------------------------------
      Title:                 Chief Compliance Officer
                           -----------------------------------------------------
      Phone:                 (404)  949-3101
                           -----------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Brian Simmons                Atlanta, Georgia                4/21/09
---------------------------     -------------------------------    -------------
        [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

      NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      None
                                                 ------------------

Form 13F Information Table Entry Total:                  90
                                                 ------------------

Form 13F Information Table Value Total:          $    322,440
                                                  -----------------
                                                     (thousands)

List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

------------------------------- --------------  ---------  ---------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                   VALUE    SHRS OR   SH/  PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                      CLASS         CUSIP     (x$1000)   PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE   SHARED  NONE
------------------------------- --------------  ---------  ---------- --------- ----- ---- ---------- -------- -------- ------ -----
ARCHER-DANIELS-MIDLAND CO         COM              039483102   3,978   143,200    SH         SOLE                 3,978
AUTODESK INC                      COM              052769106   4,204   250,100    SH         SOLE                 4,204
AETNA INC                         COM              00817Y108   3,433   141,100    SH         SOLE                 3,433
ASSURANT INC                      COM              04621X108   3,851   176,800    SH         SOLE                 3,851
ALPHA NATURAL RESOURCES INC       COM              02076X102   2,513   141,600    SH         SOLE                 2,513
ANADARKO PETROLEUM CORP           COM              032511107   1,680    43,200    SH         SOLE                 1,680
MORGAN STANLEY ASIA PAC FD INC    COM              61744U106   1,304   138,600    SH         SOLE                 1,304
ALLEGHENY TECHNOLOGIES INC        COM              01741R102   1,974    90,000    SH         SOLE                 1,974
BLACKROCK REAL ASSET EQUITY TR    COM              09254B109   1,412   200,000    SH         SOLE                 1,412
BUNGE LIMITED                     COM              G16962105   3,909    69,000    SH         SOLE                 3,909
BLACKROCK INTL GRWTH & INC TR     COM              092524107   1,512   200,000    SH         SOLE                 1,512
BROADCOM CORP                     COM              111320107   1,998   100,000    SH         SOLE                 1,998
BIOVAIL CORP                      COM              09067J109   3,070   280,400    SH         SOLE                 3,070
MORGAN STANLEY CHINA A SH FD      COM              617468103   5,488   185,204    SH         SOLE                 5,488
CAMERON INTERNATIONAL
   CORPORATION                    COM              13342B105   3,643   166,100    SH         SOLE                 3,643
COOPER INDS LTD                   COM              G24182100   4,158   160,800    SH         SOLE                 4,158
CF INDUSTRIES HOLDINS INC         COM              125269100   2,219    31,200    SH         SOLE                 2,219
CIGNA CORP                        COM              125509109   3,826   217,500    SH         SOLE                 3,826
CIRCOR INTL INC                   COM              17273K109   1,950    86,600    SH         SOLE                 1,950
CLEVELAND-CLIFFS INC              COM              18683K101   2,642   145,500    SH         SOLE                 2,642
CUMMINS INC                       COM              231021106   2,214    87,000    SH         SOLE                 2,214
CONOCOPHILLIPS                    COM              20825C104   4,308   110,000    SH         SOLE                 4,308
CRANE CO                          COM              224399105   3,773   223,500    SH         SOLE                 3,773
COVENTRY HEALTH CARE INC          COM              222862104   1,959   151,400    SH         SOLE                 1,959
DELL INC                          COM              24702R101   3,801   400,900    SH         SOLE                 3,801
DISH NETWORK CORP                 COM              25470M109   3,056   275,100    SH         SOLE                 3,056
DOVER CORP                        COM              260003108   3,946   149,600    SH         SOLE                 3,946
AMDOCS LTD                        COM           GB0022569080   4,624   249,700    SH         SOLE                 4,624
DRESSER-RAND GROUP INC            COM              261608103   2,069    93,600    SH         SOLE                 2,069
EBAY INC                          COM              278642103   4,427   352,500    SH         SOLE                 4,427
EMC CORP/MASS                     COM              268648102   3,941   345,700    SH         SOLE                 3,941
EMCOR GROUP INC                   COM              29084Q100   4,299   250,400    SH         SOLE                 4,299
ENDURANCE SPECIALTY HLDGS LTD     COM              G30397106   2,078    83,300    SH         SOLE                 2,078
EVERGREEN GBL DIVID OPP FUND      COM              30024H101   1,170   145,130    SH         SOLE                 1,170
ENSCO INTERNATIONAL INCORPORATED  COM              26874Q100   2,983   113,000    SH         SOLE                 2,983
EATON VANCE TX ADV GLBL DIV FD    COM              27828S101   1,602   200,000    SH         SOLE                 1,602
EATON VANCE TAX MAN GLBL          COM              27829C105   1,888   200,000    SH         SOLE                 1,888
EATON VANCE TAX ADVT DIV INCM     COM              27828G107   1,786   200,000    SH         SOLE                 1,786
EATON VANCE TAX MNG GBL DV EQT    COM              27829F108   2,150   250,000    SH         SOLE                 2,150
FREEPORT-MCMORAN COPPER & GOLD    COM              35671D857   2,050    53,800    SH         SOLE                 2,050
FLUOR CORP                        COM              343412102   3,873   112,100    SH         SOLE                 3,873
FLOWSERVE CORP                    COM              34354P105   3,827    68,200    SH         SOLE                 3,827
FOREST LABORATORIES INC           COM              345838106   4,063   185,000    SH         SOLE                 4,063
FMC TECHOLOGIES INC               COM              30249U101   2,001    63,800    SH         SOLE                 2,001
FOSTER WHEELER LTD                COM                B04MB31   3,641   208,400    SH         SOLE                 3,641
ISHARES FTSE/XINHUA CHINA
   25 INDEX FUND                  COM              464287184   4,993   175,000    SH         SOLE                 4,993
MARKET VECTORS ETF TR             COM              57060U100   3,688   100,000    SH         SOLE                 3,688
STREETTRACKS GOLD TRUST           COM              863307104   4,514    50,000    SH         SOLE                 4,514
GAP INC DEL                       COM              364760108   3,083   237,300    SH         SOLE                 3,083
GRAFTECH INTERNATIONAL LTD        COM              384313102   1,184   192,200    SH         SOLE                 1,184
GYMBOREE CORP                     COM              403777105   1,089    50,985    SH         SOLE                 1,089
HUMANA INC                        COM              444859102     960    36,800    SH         SOLE                   960
INTL BUSINESS MACHINES CORP       COM              459200101   2,083    21,500    SH         SOLE                 2,083
INTERSIL CORP                     COM              46069S109   4,054   352,500    SH         SOLE                 4,054
INVESTMENT TECHNOLOGY GRP NEW     COM              46145F105   1,927    75,500    SH         SOLE                 1,927
JOY GLOBAL INC.                   COM              481165108   1,913    89,800    SH         SOLE                 1,913
L-3 COMMUNICATIONS HLDGS INC      COM              502424104   2,448    36,100    SH         SOLE                 2,448
ISHARES TR                        COM              464287242  25,977   276,000    SH         SOLE                25,977
MCKESSON CORP                     COM              58155Q103   2,733    78,000    SH         SOLE                 2,733
METLIFE INC                       COM              59156R108   1,139    50,000    SH         SOLE                 1,139
MAGELLAN HEALTH SVCS INC          COM              559079207   4,602   126,300    SH         SOLE                 4,602
THE MOSAIC CO                     COM              61945A107   4,114    98,000    SH         SOLE                 4,114
MARVELL TECHNOLOGY GROUP LTD      COM           BMG5876H1051   1,978   215,900    SH         SOLE                 1,978
MORGAN STANLEY                    COM              617446448   2,987   131,200    SH         SOLE                 2,987
NCR CORP                          COM              62886E108     734    92,300    SH         SOLE                   734
NOBLE CORP.                       COM           CH0033347318   3,471   144,100    SH         SOLE                 3,471
NORTHROP GRUMMAN CORP             COM              666807102   2,287    52,400    SH         SOLE                 2,287
NATIONAL-OILWELL, INC.            COM              637071101   3,526   122,800    SH         SOLE                 3,526
NETAPP INC                        COM              64110D104   3,806   256,500    SH         SOLE                 3,806
OIL SERVICE HOLDERS TRUST         COM              678002106  16,697   225,000    SH         SOLE                16,697
PARKER HANNIFIN CORP              COM              701094104   2,022    59,500    SH         SOLE                 2,022
CHILDREN'S PLACE                  COM              168905107   2,417   110,414    SH         SOLE                 2,417
CIA VALE DO RIO DOCE ADR          COM              204412209   2,939   221,000    SH         SOLE                 2,939
SCHNITZER STEEL INDS INC A        COM              806882106   3,029    96,500    SH         SOLE                 3,029
ISHARES TR                        COM              464287457  31,620   375,000    SH         SOLE                31,620
SPX CORP                          COM              784635104   3,601    76,600    SH         SOLE                 3,601
SEAGATE TECHNOLOGY                COM           KYG7945J1040     902   150,000    SH         SOLE                   902
STANLEY WKS                       COM              854616109   2,073    71,200    SH         SOLE                 2,073
SYMANTEC CORP                     COM              871503108   4,416   295,600    SH         SOLE                 4,416
TERRA INDUSTRIES INC              COM              880915103   2,244    79,900    SH         SOLE                 2,244
TELETECH HOLDINGS INC             COM              879939106   1,808   166,000    SH         SOLE                 1,808
TEXAS INSTRUMENTS                 COM              882508104   3,939   238,600    SH         SOLE                 3,939
UNITEDHEALTH GROUP INCORPORATED   COM              91324P102   1,613    77,065    SH         SOLE                 1,613
LIBERTY ALL STAR EQUITY FD        COM              530158104   1,485   508,462    SH         SOLE                 1,485
WESTERN DIGITAL CORPORATION       COM              958102105   4,307   222,700    SH         SOLE                 4,307
MEMC ELECTR MATLS INC             COM              552715104   4,233   256,700    SH         SOLE                 4,233
WELLPOINT INC.                    COM              94973V107   3,535    93,100    SH         SOLE                 3,535
BERKLEY W R CORP                  COM              084423102   2,641   117,100    SH         SOLE                 2,641
UNITED STATES STEEL CORP          COM                2824770     528    25,000    SH         SOLE                   528
XILINX INC                        COM              983919101   2,809   146,600    SH         SOLE                 2,809